Employee Stock Ownership Plan	6 Months Ended
Mar. 31, 2012
Employee Stock Ownership Plan [Abstract]
Employee Stock Ownership Plan
Note 4 — Employee Stock Ownership Plan

The Company established an employee stock ownership plan ("ESOP") in 2008 for substantially all of its full-time employees. Certain senior officers of the Bank have been designated as Trustees of the ESOP. Shares of the Company's common stock purchased by the ESOP are held until released for allocation to participants. Shares released are allocated to each eligible participant based on the ratio of each such participant's base compensation to the total base compensation of all eligible plan participants. As the unearned shares are committed to be released and allocated among participants, the Company recognizes compensation expense equal to the fair value of the ESOP shares during the periods in which they become committed to be released. To the extent that the fair value of the ESOP shares released differs from the cost of such shares, the difference is charged or credited to additional paid-in capital. During the period from May 20, 2008 to September 30, 2008, the ESOP purchased 241,178 shares of the Company's common stock for approximately $2.6 million, an average price of $10.86 per share, which was funded by a loan from Malvern Federal Bancorp, Inc. The ESOP loan is being repaid principally from the Bank's contributions to the ESOP. The loan, which bears an interest rate of 5%, is being repaid in quarterly installments through 2026. Shares are released to participants proportionately as the loan is repaid. During the six months ended March 31, 2012 and 2011, there were 6,702 (unaudited) and 6,702 (unaudited) shares committed to be released, respectively. During the years ended September 30, 2011, 2010 and 2009, there were 13,404, 13,404, and 13,404 shares, respectively, committed to be released. At March 31, 2012, there were 189,798 (unaudited) unallocated shares held by the ESOP which had an aggregate fair value of approximately $1.5 million (unaudited). At September 30, 2011, there were 196,500 unallocated shares held by the ESOP which had an aggregate fair value of approximately $1.3 million.